COMSTOCK FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2000

TO OUR SHAREHOLDERS,

      The potential bear market that we discussed in our April 30 letter has now become a reality. At the recent market low, the Nasdaq Composite was down 50% from its peak and the S&P 500 was down 16%. Earlier this year, the stock market exhibited the signs of a classic major top, characterized by extremely high valuation, an overheating economy, labor shortages, creeping inflation, tight monetary policy and poor breadth. Furthermore, the massive movement of the general public into equities marked one of the great historical financial manias in history, ranking with the U.S. market in 1929, the Japanese market in 1989, as well as other great manias of past centuries. Despite the decline witnessed to date, we believe the bear market still has a long way to go.

INVESTMENT PERFORMANCE*

      For the six months ended October 31, 2000, the Comstock Capital Value Fund's Class A, B, C and R shares posted total returns of 1.10%, 1.11%, 0.77% and 1.85%, respectively. The Comstock Strategy Fund's Class O, A and C shares declined 2.94%, 3.06%, and 3.44%, respectively. The Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index had a total return of 1.02% and 2.04%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Comstock Capital Value Fund's Class A, B, C and R shares declined 12.29%, 12.92%, 13.20%, and 11.66%, respectively, over the trailing twelve-month period. The Comstock Strategy Fund's Class O, A and C shares declined 8.24%, 8.48%, and 8.79%, respectively, over the same twelve-month period. The S&P 500 and the LGB/C Index rose 6.08% and 7.13%, respectively, over the same twelve-month period.

COMMENTARY

      Although the market has come down recently, it is still highly overvalued by historic standards. For 71 years between 1926 and 1997, the S&P 500 sold at a price-earnings ("PE") ratio between 7 on the low side and 21 on the high end (excluding recessions or depressions), with an overall average of about 15. By earlier this year, however, the PE ratio reached an astounding 32, a full 50% higher than the peak during any previous bull market. Even now, the S&P 500 sells at a PE ratio of 25, a level that is 19% higher than any previous bull market top and an amazing 67% above its 74-year average. The Nasdaq Composite, with a much higher percentage of technology stocks, is even more grossly overvalued. Until 1997, it had never traded at a PE ratio of more than 45, and had earlier sold between 18 and 28 times earnings. The Nasdaq then exploded in a parabolic rise that carried the PE ratio to 280 early this year, and even after a substantial decline, saw a PE ratio of about 105 times earnings at its recent lows.

      Six Federal Reserve Board tightenings totaling 175 basis points between June 1999 and May 2000 have succeeded in slowing down the economy. In addition, some 150 central bank interest rate hikes worldwide over the same period are now slowing down the global economy as well. We are now witnessing either declining rates of growth or outright declines in consumer spending, capital expenditures, industrial production and employment. Corporate earnings estimates are coming down rapidly. The downgrades are widespread, including both technology and the old economy. The slowdown in technology is particularly significant, since this area has been the main driver of economic growth in recent years. In the past two months alone the estimated increases in S&P 500 fourth quarter earnings estimates have dropped from 15% to 8%, and a slew of new downgrades appear daily. Although most economists are still counting on a soft landing, the odds of a hard landing are increasing rapidly. A study of history indicates that a hard landing is a strong possibility that should not be easily dismissed. Eight of the ten past periods of Federal Reserve Board tightening were followed by recessions, and only two by soft landings. Indeed, soft landings have been a rare occurrence in U.S. financial history. Economists estimate that the lag between a hike in interest rates and its negative effect on the economy is about a year. Therefore the rate increases initiated in the first five months of the year are likely to keep hitting the economy well into 2001. With industrial production and retail sales already declining, it is entirely possible that we are in a recession now.

      As a result of the weak  economy,  the Fed is now  shifting  away from its tightening bias, and will eventually ease if the economy continues to deteriorate. Unfortunately, however, it often takes two or more easing moves to get the market moving on an upward path. The S&P 500 fell 27% after the Fed started to ease in 1974 and fell 16% after they began to ease in 1981. This happens because the deteriorating conditions that finally convince the Fed to ease are extremely harmful to corporate earnings. An easier monetary policy will eventually revive the market, but only after the majority of investors capitulate and bring stocks down to either cheap or reasonable values.

      That investors have not yet capitulated is indicated by their continuing bullish attitude toward stocks. The prevalence of high PE ratios cited above is one important indication of this attitude. Another is the Investor's Intelligence survey showing a continued high preponderance of bulls over bears. Historically, bull market peaks have been marked by a high ratio of bulls to bears, while the opposite is true at bottoms. Currently the bull-bear ratio is much more indicative of a market top than a bottom.

CONCLUSION

      In summary, we believe that the bear market will continue until stocks sell at reasonable values and reflect the reduced expectations for the economy and corporate earnings. Since the S&P 500 and the Nasdaq Composite are still selling far above fair value, the decline from this point could be severe. The Comstock Funds are positioned to benefit from a continuing market downturn with a combination of index puts and shorts of individual stocks and index futures. We have also added a position in 30-year Treasuries, which should benefit from falling long rates in a softer economy.

                                         Sincerely,

             /S/ SIGNATURE                                  /S/ SIGNATURE

             CHARLES L. MINTER                              MARTIN WEINER, CFA
             Portfolio Manager                              Portfolio Manager
             and Director                                   and President

December 15, 2000

* PERFORMANCE INFORMATION:

  Total return assumes the reinvestment of dividends and distributions and excludes the effect of sales loads. See Standardized Performance on Page 4. Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Returns reflect changes in share price, reinvested dividends and capital gains and are net of expenses. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

  The Standard & Poor's 500 Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest.

  Investors should note that there can be no assurance that the markets will perform according to the investment adviser's expectations or that the adviser's investment approach will achieve its objectives.

--------------------------------------------------------------------------------
  You may obtain current information about Comstock Strategy Fund and Comstock Capital Value Fund and our investment strategy through our internet web site www.comstockfunds.com or call our telephone information line 1-800-GABELLI. Please save this information for future reference.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                      SINCE FUND'S
COMSTOCK STRATEGY FUND, INC. (A)                        ONE YEAR       FIVE YEARS     TEN YEARS    INCEPTION (5/26/88)
---------------------------------------------------------------------------------------------------------------------------
 CLASS O
  Without sales charge...........................        (8.24)%         (9.27)%       (1.87)%            0.88%
  With sales charge (c)..........................       (12.37)%        (10.10)%       (2.32)%            0.51%
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
  Without sales charge...........................        (8.48)%         (9.51)%       (2.10)%            0.69%
  With sales charge (c)..........................       (12.60)%        (10.34)%       (2.55)%            0.32%
---------------------------------------------------------------------------------------------------------------------------
 CLASS C
  Without contingent deferred sales charge.......        (8.79)%        (10.15)%       (2.45)%            0.39%
  With contingent deferred sales charge (d)......        (9.71)%        (10.15)%       (2.45)%            0.39%
---------------------------------------------------------------------------------------------------------------------------



                                                                                       SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND, INC. (B)              ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (E)   INCEPTION (10/10/85)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
  Without sales charge....................         (12.29)%    (17.50)%      (9.87)%     (3.86)%           (0.87)%
  With sales charge (c)...................         (16.24)%    (18.26)%     (10.28)%     (4.15)%           (1.18)%
-----------------------------------------------------------------------------------------------------------------------------
 CLASS B
  Without contingent deferred sales charge         (12.92)%    (18.14)%     (10.44)%     (4.27)%           (1.29)%
  With contingent deferred sales charge (f)        (16.40)%    (18.47)%     (10.44)%     (4.27)%           (1.29)%
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C
  Without contingent deferred sales charge         (13.20)%    (18.10)%     (10.43)%     (4.26)%           (1.28)%
  With contingent deferred sales charge (d)        (14.07)%    (18.10)%     (10.43)%     (4.26)%           (1.28)%
-----------------------------------------------------------------------------------------------------------------------------
 CLASS R..................................         (11.66)%    (17.21)%      (9.70)%     (3.74)%           (0.75)%
-----------------------------------------------------------------------------------------------------------------------------


(a)The total return reflects the deduction of the maximum initial sales charge of 4.5% when the Fund last offered Class O shares. Total return prior to 8/01/91 reflects performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A shares and Class C shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O shares and Class A shares, as appropriate (ii) does not reflect service and distribution fees borne by Class A shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions.

(b)The total return is based upon a hypothetical investment in Class A shares at the Fund's inception on 10/10/85, assuming the current 4.5% maximum initial sales charge for Class A shares. Because Class B shares were not actually introduced until 1/15/93 and Class C shares and Class R shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B shares and Class R shares, reflects the performance information for Class A shares (ii) in the case of Class C shares, reflects the performance information for Class A shares and Class B shares, as appropriate and (iii) in the case of Class B shares and Class C shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions.

(c)Assuming maximum initial sales charge of 4.5%

(d)Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.

(f)Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4% and is reduced to 0% after six years.



COMSTOCK STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2000 (UNAUDITED)
-----------------------------------------------------------

   PRINCIPAL                                        MARKET
    AMOUNT                             COST         VALUE
    ------                             ----         -----

              U.S. GOVERNMENT OBLIGATIONS -- 96.1%
              U.S. TREASURY BILLS -- 1.3%
    345,000   U.S. Treasury Bill,
               6.34%++, 01/25/01 ..    339,978      339,974
                                   -----------  -----------
              U.S. TREASURY NOTES -- 94.8%
              U.S. Treasury Notes,
$ 2,664,000    8.50%, 11/15/00 ... $ 2,670,699  $ 2,665,769
  5,260,000    6.38%, 01/31/02 ...   5,243,523    5,269,194
 11,600,000    6.38%, 04/30/02 ...  11,531,838   11,645,831
  5,400,000    6.00%, 08/15/09 ...   5,225,643    5,457,764
                                   -----------  -----------
                                    24,671,703   25,038,558
                                   -----------  -----------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .......  25,011,681   25,378,532
                                   -----------  -----------
              TOTAL
               INVESTMENTS -- 96.1%$25,011,681   25,378,532
                                   ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.9% ......   1,037,495
                                                -----------
              NET ASSETS -- 100.0%
               (6,852,489 shares outstanding)   $26,416,027
                                                ===========

    NUMBER OF                      EXPIRATION DATE/  MARKET
    CONTRACTS    ISSUE              EXERCISE PRICE   VALUE
    ---------    -----             ----------------  -----
              PUT OPTIONS PURCHASED
         25   S & P 500 Index ...... Dec. 00/1275  $ 15,625
        280   S & P 500 Index ...... Dec. 00/1300   231,000
        120   S & P 500 Index ...... Mar. 01/1300   265,500
         50   S & P 500 Index ...... June 01/1300   409,500
                                                   --------
    Total Put Options Purchased (Cost $1,874,385)  $921,625
                                                   ========
------------------------
++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2000 (UNAUDITED)
-------------------------------------------------------------------------

   PRINCIPAL                                                     MARKET
    AMOUNT                                         COST          VALUE
    ------                                         ----          -----


              U.S. GOVERNMENT OBLIGATIONS -- 85.9%
              U.S. TREASURY BILLS -- 85.9%
$31,776,000   U.S. Treasury Bills,
               6.13% to 6.25%++,
               due 11/02/00 to 01/04/01         $31,444,589   $31,439,410
                                                -----------   -----------
              TOTAL
               INVESTMENTS -- 85.9%             $31,444,589    31,439,410
                                                ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 14.1% ..................    5,152,777
                                                              -----------
              NET ASSETS -- 100.0%
               (13,343,306 shares outstanding) .............  $36,592,187
                                                              ===========

                                                     MARKET
    COMMON STOCKS             SHARES   PROCEEDS      VALUE
    -------------             ------   --------      -----
    SECURITIES SOLDSHORT
    Amazon.com Inc.           9,400 $   607,572  $  344,275
    Apple Computer Inc        9,800     451,032     191,712
    Applied Materials Inc.    6,000     521,623     318,750
    Ariba Inc.                3,300     372,475     417,037
    Avaya Inc.                  750      29,403      10,078
    Broadcom Co.              1,500     344,524     333,563
    Cisco Systems Inc.        7,300     501,037     393,287
    CMGI Inc.                 5,400     577,848      91,125
    CNET Networks Inc.        9,000     481,096     283,500
    Dell Computer Corp.      10,000     477,509     295,000
    Disney (Walt) Co.        10,000     345,738     358,125
    Electronic Data
      Systems Corp.           6,500     401,849     305,094
    EMC Corp.                 4,500     381,700     400,781
    Global Crossing Ltd.     11,500     482,409     271,688
    Hewlett Packard Co.      14,000     742,868     650,125
    Internet Capital Group
     Inc.                     6,300     569,029      83,475
    Level 3 Communications
     Inc.                     5,600     591,200     267,050
    Lucent Technologies Inc.  9,000     460,643     209,813
    Micron Technology Inc.    9,000     686,237     312,750
    Nasdaq 100 Trust         18,000   1,592,609   1,472,625
    Oracle Corp.             13,000     506,252     429,000
    PMCS                      1,800     363,367     305,100
    Sanchez Computer
      Associates Inc.        13,800     464,182     221,663
    SDL Inc                   1,300     377,394     337,025
    Sun Microsystems          3,200     352,196     354,800
    Xilinx Inc.              10,000     699,515     724,375
    Yahoo! Inc.               3,200     566,221     187,600
                                     ----------  ----------
    TOTAL SECURITIES
      SOLD SHORT                    $13,947,528  $9,569,416
                                    ===========  ==========


    NUMBER OF                      EXPIRATION DATE/      MARKET
    CONTRACTS    ISSUE              EXERCISE PRICE       VALUE
    ---------    -----             ----------------      -----
              PUT OPTIONS PURCHASED
         75   S & P 500 Index ...... Dec. 00/1275      $  46,875
        410   S & P 500 Index ...... Dec. 00/1300        338,250
        180   S & P 500 Index ...... Mar. 01/1300        398,250
         80   S & P 500 Index ...... June 01/1300        273,000
                                                      ----------
    Total Put Options Purchased (Cost $2,498,695)     $1,056,375
                                                      ==========

                                                     UNREALIZED
                                                    APPRECIATION
                                                    ------------
              FUTURE CONTRACTS -- SHORT POSITION
         40   S&P 500 Index Futures ....... 12/15/00  $549,000
                                                      ========
------------------------
++   Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           STRATEGY      CAPITAL VALUE
                                                                                             FUND            FUND
                                                                                         ------------    -------------
ASSETS:
   Investments at value (Cost $25,011,681 and $31,444,589, respectively).............    $ 25,378,532    $ 31,439,410
   Put options purchased (Cost $1,874,385 and $2,498,695, respectively)..............         921,625       1,056,375
   Cash..............................................................................           1,017           2,396
   Interest receivable...............................................................         260,059         213,390
   Receivable for Fund shares sold...................................................          18,963              --
   Receivable for investments sold...................................................              --      13,947,528
   Prepaid expenses..................................................................          10,597          17,025
                                                                                         ------------    ------------
   TOTAL ASSETS......................................................................      26,590,793      46,676,124
                                                                                         ------------    ------------
LIABILITIES:
   Securities sold short (proceeds $13,947,528)......................................              --       9,569,416
   Dividend payable on securities sold short.........................................              --           5,418
   Payable for Fund shares redeemed..................................................           1,199         101,796
   Payable for investment advisory fees..............................................          19,840          28,047
   Payable for distribution fees.....................................................             778          14,458
   Variation margin..................................................................              --         290,000
   Other accrued expenses............................................................         152,949          74,802
                                                                                         ------------    ------------
   TOTAL LIABILITIES.................................................................         174,766      10,083,937
                                                                                         ------------    ------------
   NET ASSETS........................................................................    $ 26,416,027    $ 36,592,187
                                                                                         ============    ============
NET ASSETS CONSIST OF:
   Paid in capital...................................................................    $124,812,066    $299,232,262
   Accumulated undistributed net investment income...................................          75,810       3,755,403
   Accumulated net realized loss on investments, put options purchased,
     futures and short sale transactions.............................................     (97,885,940)   (269,875,091)
   Net unrealized appreciation on short sale transactions............................              --       4,378,112
   Net unrealized depreciation on investments, put options purchased
     and futures transactions........................................................        (585,909)       (898,499)
                                                                                         ------------    ------------
   NET ASSETS........................................................................    $ 26,416,027    $ 36,592,187
                                                                                         ============    ============

SHARES OF COMMON STOCK OUTSTANDING:
   CLASS O:
     Net Asset Value, offering and redemption price per share
       (6,076,947 shares outstanding) ...............................................          $ 3.85
                                                                                               ======
   CLASS A:
     Net Asset Value and redemption price per share
       (733,306 and 9,777,697 shares outstanding, respectively)......................          $ 3.85          $ 2.75
                                                                                               ======          ======
     Maximum offering price per share (NAV (divide) 0.955 based on maximum sales charge
       of 4.50% of the offering price at October 31, 2000)...........................          $ 4.03          $ 2.88
                                                                                               ======          ======
   CLASS B:
     Net Asset Value and offering price per share (2,742,081 shares outstanding).....                          $ 2.74(a)
                                                                                                               ======
   CLASS C:
     Net Asset Value and offering price per share
       (42,236 and 822,939 shares outstanding, respectively).........................          $ 3.87(a)       $ 2.63(a)
                                                                                               ======          ======
   CLASS R:
     Net Asset  Value, offering and redemption price per share (588  shares
       outstanding) .................................................................                          $ 2.76
                                                                                                               ======

--------------------------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            STRATEGY     CAPITAL VALUE
                                                                                              FUND            FUND
                                                                                          ------------    -------------
INVESTMENT INCOME:
   Interest..........................................................................      $  811,094     $ 1,689,379
                                                                                           ----------     -----------
   TOTAL INVESTMENT INCOME...........................................................         811,094       1,689,379
                                                                                           ----------     -----------
EXPENSES:
   Investment advisory fees..........................................................         125,109         213,186
   Distribution fees.................................................................           5,113          93,261
   Shareholder services fees.........................................................         116,854          66,075
   Legal and audit fees..............................................................          35,178          33,348
   Registration fees.................................................................          22,899          19,100
   Shareholder communications expenses...............................................          12,065          21,179
   Directors' fees...................................................................           7,702          10,950
   Custodian fees....................................................................           1,035           3,303
   Dividends on securities sold short................................................              --           5,418
   Miscellaneous expenses............................................................          14,944          24,970
                                                                                           ----------     -----------
   TOTAL EXPENSES....................................................................         340,899         490,790
   LESS:
     Expense reimbursements..........................................................              --         (42,535)
                                                                                           ----------     -----------
   TOTAL NET EXPENSES................................................................         340,899         448,255
                                                                                           ----------     -----------
NET INVESTMENT INCOME................................................................         470,195       1,241,124
                                                                                           ----------     -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   PUT OPTIONS AND FUTURES TRANSACTIONS:
   Net realized loss on investments, put options and futures transactions............      (1,999,624)     (3,650,679)
   Net realized loss on securities sold short transactions...........................              --      (1,854,144)
   Net change in net unrealized depreciation on investments, put options
      and futures transactions ......................................................         698,014         133,122
   Net change in net unrealized appreciation on securities sold short transactions...              --       2,636,367
                                                                                           ----------     -----------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, PUT OPTIONS
     AND FUTURES TRANSACTIONS........................................................      (1,301,610)     (2,735,334)
                                                                                           ----------     -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................      $ (831,415)    $(1,494,210)
                                                                                           ==========     ===========




                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 STRATEGY FUND                CAPITAL VALUE FUND
                                                       ------------------------------- -------------------------------
                                                       SIX MONTHS ENDED                SIX MONTHS ENDED
                                                       OCTOBER 31, 2000   YEAR ENDED   OCTOBER 31, 2000   YEAR ENDED
                                                         (UNAUDITED)    APRIL 30, 2000    (UNAUDITED)   APRIL 30, 2000
                                                       ---------------- -------------- ---------------- --------------
OPERATIONS:
   Net investment income............................      $   470,195     $ 1,864,404     $ 1,241,124     $ 2,514,309
   Net realized loss on investments,
     put options and futures transactions...........       (1,999,624)    (11,682,811)     (3,650,679)    (15,365,820)
   Net realized loss on short sale transactions.....               --              --      (1,854,144)     (6,539,009)
   Net change in net unrealized depreciation on
     investments, put options and futures transactions        698,014       3,061,143       1,231,122       2,042,595
   Net change in net unrealized appreciation
     on short sale transactions.....................               --              --       2,636,367       1,556,390
                                                          -----------     -----------     -----------     -----------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS......................         (831,415)     (6,757,264)       (396,210)    (15,791,535)
                                                          -----------     -----------     -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
   Net investment income
     Class O........................................         (469,440)     (1,610,240)                             --
     Class A........................................          (56,170)       (233,701)                       (851,889)
     Class B........................................               --              --                         (11,654)
     Class C........................................           (2,286)        (15,205)                             --
     Class R........................................               --              --                            (340)
                                                          -----------     -----------                     -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............         (527,896)     (1,859,146)                       (863,883)
                                                          -----------     -----------                     -----------
CAPITAL STOCK TRANSACTIONS:
   Proceeds from shares sold:
     Class O........................................          172,401              --              --              --
     Class A........................................          521,665         444,503       2,367,675      32,351,340
     Class B........................................               --              --       1,409,015       4,853,966
     Class C........................................              888         414,162          69,028       2,438,625
     Class R........................................               --              --             550              --
                                                          -----------     -----------     -----------     -----------
                                                              694,954         858,665       3,846,268      39,643,931
                                                          -----------     -----------     -----------     -----------
   Proceeds from reinvestment of dividends:
     Class O........................................          134,456         414,230                              --
     Class A........................................           23,129          94,722                         491,960
     Class B........................................               --              --                           6,822
     Class C........................................            1,263           4,230                              --
     Class R........................................               --              --                             334
                                                          -----------     -----------                     -----------
                                                              158,848         513,182                         499,116
                                                          -----------     -----------                     -----------
     Class O........................................       (3,536,688)    (11,005,330)             --              --
     Class A........................................       (1,354,513)     (3,445,035)    (14,074,497)    (39,944,149)
     Class B........................................               --              --      (1,906,601)     (8,005,008)
     Class C........................................          (42,144)       (820,862)       (292,082)     (4,140,687)
     Class R........................................               --              --          (3,347)        (20,765)
                                                          -----------     -----------     -----------     -----------
                                                           (4,933,345)    (15,271,227)    (16,276,527)    (52,110,609)
                                                          -----------     -----------     -----------     -----------
   Net decrease in net assets
     from capital stock transactions................       (4,079,543)    (13,899,380)    (12,430,259)    (11,967,562)
                                                          -----------     -----------     -----------     -----------
   NET DECREASE IN NET ASSETS.......................       (5,438,854)    (22,515,790)    (12,826,469)    (28,622,980)
                                                          -----------     -----------     -----------     -----------
NET ASSETS:
   Beginning of period..............................       31,854,881      54,370,671     (49,418,656)     78,041,636
                                                          -----------     -----------     -----------     -----------
   End of period....................................      $26,416,027     $31,854,881     $36,592,187     $49,418,656
                                                          ===========     ===========     ===========     ===========
   Undistributed net investment income..............      $    75,810     $   133,511     $ 3,755,403     $ 2,514,279
                                                          ===========     ===========     ===========     ===========




                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C shares. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, andClass R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental
shareholder   administrative  expenses  resulting  from  deferred  sales  charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Class O shares are no longer offered for sale except for reinvestment of dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

maturities of 60 days or less are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Debt instruments having a maturity greater than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in those securities.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and a Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, a Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by a Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENT. Through May 22, 2000, the Company, on behalf of the Funds, had engaged Comstock Partners, Inc. (the "Investment Adviser") to provide professional investment management for each Fund. Under the terms of an Amended Investment Advisory Agreement between the Company, on behalf of the Strategy Fund, and the Investment Adviser, the Investment Adviser furnished continuing investment supervision to the Strategy Fund and was responsible for the management of the Strategy Fund's portfolio. It furnishes office space, equipment and personnel to the Strategy Fund in connection with the performance of its investment management responsibilities. For its services, the Investment Adviser received from the Company, on behalf of the Strategy Fund, a monthly fee at an annual rate of .60% of the Strategy Fund's average daily net assets.

Under the terms of an Investment Advisory Agreement between the Company, on behalf of the Capital Value Fund, and the Investment Adviser, the Investment Adviser had responsibility for investment decisions for, and the day-to-day management of, that portfolio. For its services, the Investment Adviser received from the Company, on behalf of the Capital Value Fund, a monthly fee at the following annual rates: .40% of the first $300 million of the Capital Value Fund's average daily net assets, .45% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .50% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .55% of the Capital Value Fund's average daily net assets in excess of $1 billion.

Gabelli Funds LLC ("Gabelli") serves as Investment Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund pays Gabelli an annual fee of 0.85% of the Fund's daily average net assets, computed daily and payable monthly. The Capital Value Fund pays Gabelli an annual fee of 1.0% of the Fund's daily average net assets, computed daily and payable monthly. Gabelli has agreed to waive a portion of their fee (0.19%) for the Capital Value Fund until May 2002, to the extent necessary, in order to maintain the Fund's expense ratio during 1999 based on asset levels as of May 22, 2000.

Prior to May 22, 2000, under the terms of an Amended and Restated Administration Agreement between the Company, on behalf of the Strategy Fund and the Capital Value Fund, and Princeton, Princeton performed or arranged for the performance of certain administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Funds, including maintaining certain of the books

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

and records of both of the Funds, preparing reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Funds and their shares and providing the Funds with administrative office facilities. For the services rendered to the Funds and the facilities furnished, each Fund paid Princeton a monthly fee equal to the greater of (i) $125,000 per annum or (ii) an annual rate equal to .25% of each Fund's average daily net assets up to $100 million, .225% of each Fund's average daily net assets on the next $100 million, .20% of each Fund's average daily net assets on the next $400 million and .175% of each Fund's average daily net assets in excess of $600 million.

Through May 22, 2000, the Company compensated Dreyfus Transfer, Inc. under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended October 31, 2000, such compensation amounted to $371 for the Capital Value Fund and $151 for the Strategy Fund. Dreyfus Transfer, Inc. is a wholly-owned subsidiary of The Dreyfus Corporation.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended October 31, 2000, the Capital Value Fund incurred distribution costs of $37,532, $33,905 and $9,614 for Class A, Class B and Class C, respectively, and the Strategy Fund incurred distribution costs of $3,662 and $771 for Class A and Class C, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser. Through May 22, 2000, Premier Mutual Fund Services acted as distributor of the Funds' shares. Under the Class A Service and Distribution Plan, the Company, at the expense of the Class A shares of each Fund, (a) reimbursed the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing such Fund's Class A shares and servicing shareholder accounts, and (b) paid Dreyfus Service Corporation or any affiliate for advertising and marketing relating to the Class A shares of such Fund and for shareholder servicing activities, at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class A of such Fund. During the six months ended October 31, 2000, $5,988 and $557 were charged to the Class A shares of Capital Value Fund and Strategy Fund, respectively.

Under the Class B and Class C Service and Distribution Plans, the Company, at the expense of the Class B shares of the Capital Value Fund and Class C shares of each Fund, as the case may be, (a) pays the Distributor for distributing the Capital Value Fund's Class B shares and each Fund's Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund and (b) pays the Distributor for the provision of certain services to the holders of Class B shares and Class C shares, as the case may be, a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B or Class C of such Fund. During the six months ended October 31, 2000, $3,604 and $1,063 were charged for distributing Capital Value Fund's Class B and Class C shares, respectively, and $1,201 and $354 were charged for shareholder servicing for Capital Value Fund's Class B and Class C shares, respectively. For the same period, $92 and $31 were charged for distributing and shareholder servicing, respectively, for Strategy Fund's Class C shares.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES: Purchases and sales of securities for the six months ended October 31, 2000, other than short-term securities, were as follows:

                                             PURCHASES             SALES
                                            -----------         -----------
Strategy Fund: .........................    $12,400,913         $17,178,397
                                            ===========         ===========
Capital Value Fund:
   Long transactions ...................    $        --         $   114,840
   Short sale transactions .............     11,047,043           6,302,188
                                            -----------         -----------
                                            $11,047,043         $ 6,417,028
                                            ===========         ===========

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                                  STRATEGY FUND                CAPITAL VALUE FUND
                                                         ------------------------------ -------------------------------
                                                         SIX MONTHS ENDED               SIX MONTHS ENDED
                                                         OCTOBER 31, 2000  YEAR ENDED   OCTOBER 31, 2000   YEAR ENDED
                                                            (UNAUDITED)  APRIL 30, 2000    (UNAUDITED)   APRIL 30, 2000
                                                         --------------- -------------- ---------------- --------------
         CLASS O:
Shares sold.........................................          43,707               --
Shares issued upon reinvestment of dividends........          34,672           94,459
Shares redeemed.....................................        (897,750)      (2,473,941)
                                                            --------       ----------
   Net decrease in Class O shares...................        (819,371)      (2,379,482)
                                                            ========       ==========
CLASS A:
Shares sold.........................................         134,729           97,794         838,110       9,753,239
Shares issued upon reinvestment of dividends........           5,851           21,364              --         167,904
Shares redeemed.....................................        (345,271)        (772,651)     (5,461,499)    (12,484,941)
                                                            --------       ----------      ----------     -----------
   Net decrease in Class A shares...................        (204,691)        (653,493)     (4,623,389)     (2,563,798)
                                                            ========       ==========      ==========     ===========
CLASS B:
Shares sold.........................................                                          547,840       1,464,663
Shares issued upon reinvestment of dividends........                                               --           2,321
Shares redeemed.....................................                                         (728,910)     (2,511,093)
                                                                                           ----------     -----------
   Net decrease in Class B shares...................                                         (181,070)     (1,044,109)
                                                                                           ==========     ===========
CLASS C:
Shares sold.........................................             222           89,073          27,919         756,546
Shares issued upon reinvestment of dividends........             318              951              --              --
Shares redeemed.....................................         (10,518)        (181,581)       (112,400)     (1,358,811)
                                                            --------       ----------      ----------     -----------
   Net decrease in Class C shares...................          (9,978)         (91,557)        (84,481)       (602,265)
                                                            ========       ==========      ==========     ===========

CLASS R:
Shares sold.........................................                                              217              --
Shares issued upon reinvestment of dividends........                                               --             115
Shares redeemed.....................................                                           (1,248)         (6,897)
                                                                                           ----------     -----------
   Net decrease in Class R shares...................                                           (1,031)         (6,782)
                                                                                           ==========     ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX INFORMATION. The following summarizes the capital loss carryforwards of each Fund at April 30, 2000:

     EXPIRING IN FISCAL YEAR         STRATEGY FUND          CAPITAL VALUE FUND
     -----------------------         -------------          ------------------
             2001                     $ 8,777,000              $ 17,716,000
             2002                              --                56,799,000
             2003                              --                 9,145,000
             2004                      12,520,000                15,769,000
             2005                      14,913,000                14,169,000
             2006                      14,076,000                57,497,000
             2007                      26,320,000                48,938,000
             2008                      15,124,000                36,909,000
                                      -----------              ------------
                                      $91,730,000              $256,942,000
                                      ===========              ============

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                 INCOME FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
           -----------------------------------------------     ----------------------------------

                                      Net
           Net Asset             Realized and      Total                   Net                   Net Asset
  Period     Value,      Net      Unrealized       from         Net     Realized                   Value,
   Ended   Beginning  Investment Gain (Loss)on  Investment  Investment   Gain on        Total      End of   Total
 April 30  of Period  Income(b)   Investments   Operations    Income   Investments  Distributions  Period  Return(c)
 --------  ---------  ---------   -----------   ----------    ------   -----------  -------------  ------  ---------
STRATEGY FUND
CLASS O
   2000 (a)  $4.04      $0.06       $(0.18)      $(0.12)      $(0.07)        --        $(0.07)     $3.85     (2.94)%
   2000       4.94       0.20        (0.90)       (0.70)       (0.20)        --         (0.20)      4.04    (14.35)
   1999       6.06       0.30        (0.94)       (0.64)       (0.48)        --         (0.48)      4.94    (11.32)
   1998       7.77       0.43        (1.54)       (1.11)       (0.60)        --         (0.60)      6.06    (14.88)
   1997       8.78       0.78        (1.19)       (0.41)       (0.47)     (0.13)        (0.60)      7.77     (4.85)
   1996       9.10       0.76        (0.53)        0.23        (0.55)        --         (0.55)      8.78      2.66

CLASS A
   2000 (a)   4.04       0.07        (0.19)       (0.12)       (0.07)        --         (0.07)      3.85     (3.06)
   2000       4.94       0.19        (0.90)       (0.71)       (0.19)        --         (0.19)      4.04    (14.58)
   1999       6.06       0.29        (0.95)       (0.66)       (0.46)        --         (0.46)      4.94    (11.56)
   1998       7.77       0.42        (1.55)       (1.13)       (0.58)        --         (0.58)      6.06    (15.11)
   1997       8.78       0.54        (0.96)       (0.42)       (0.46)     (0.13)        (0.59)      7.77     (5.10)
   1996       9.10       0.57        (0.36)        0.21        (0.53)        --         (0.53)      8.78      2.40

CLASS C
   2000 (a)   4.04       0.04        (0.16)       (0.12)       (0.05)        --         (0.05)      3.87     (3.44)
   2000       4.94       0.15        (0.90)       (0.75)       (0.15)        --         (0.15)      4.04    (14.89)
   1999       6.06       0.26        (0.97)       (0.71)       (0.41)        --         (0.41)      4.94    (12.42)
   1998       7.74       0.37        (1.54)       (1.17)       (0.51)        --         (0.51)      6.06    (15.61)
   1997       8.77       0.45        (0.95)       (0.50)       (0.41)     (0.12)        (0.53)      7.74     (5.94)
   1996+      9.00       0.37        (0.22)        0.15        (0.38)        --         (0.38)      8.77      1.96 (d)


                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
           -------------------------------------------------------------------
                                                        Decrease
                             Net                      Reflected in
             Net Assets   Investment    Operating    Expense Ratios
  Period       End of     Income to    Expenses to       Due to      Portfolio
   Ended       Period      Average     Average Net   Administrative  Turnover
 April 30    (in 000's)   Net Assets     Assets        Fee Waiver      Rate
 --------    ----------   ----------     ------        ----------      ----
STRATEGY FUND
CLASS O
   2000 (a)    $23,426       3.23%(e)     2.28%(e)           --          44%
   2000         27,854       4.55         2.23               --         112
   1999         45,803       5.59         1.49             0.14%        130
   1998         71,692       6.01         1.31             0.01         227
   1997        134,719       6.80         1.18               --         126
   1996        224,148       6.56         1.23               --          96

CLASS A
   2000 (a)      2,826       2.98(e)      2.53(e)            --          44
   2000          3,789       4.28         2.46               --         112
   1999          7,858       5.05         1.75             0.14         130
   1998         17,871       5.79         1.55             0.01         227
   1997         43,327       6.55         1.43               --         126
   1996         53,652       6.33         1.48               --          96

CLASS C
   2000 (a)        164       2.23(e)      3.28(e)            --          44
   2000            212       3.51         3.16               --         112
   1999            710       4.14         2.48             0.14         130
   1998          1,780       5.08         2.29             0.01         227
   1997         13,020       5.81         2.14               --         126
   1996+           317       5.79(e)      2.28(e)            --          96
--------------------------------

+ Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period from August 1, 1995 to April 30, 1996.
(a) For the period ended October 31, 2000; unaudited.
(b) Based on average shares  outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(d) Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.
(e) Annualized.



                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                    INCOME FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
             ------------------------------------------------  -----------------------


             Net Asset              Net Realized     Total                             Net Asset
  Period      Value,       Net     and Unrealized    from         Net                   Value,
   Ended    Beginning  Investment  Gain (Loss) on  Investment  Investment    Total      End of    Total
 April 30   of Period   Income(b)   Investmernts   Operations    Income  Distributions  Period  Return(c)
 --------   ---------   ---------   ------------   ----------    ------  -------------  ------  ---------
CAPITAL VALUE FUND
CLASS A
   2000 (a)   $2.72      $0.08        $(0.05)        $0.03           --         --       $2.75     1.10%
   2000        3.49       0.12         (0.84)        (0.72)      $(0.05)    $(0.05)       2.72   (20.70)
   1999        5.06       0.14         (1.40)        (1.26)       (0.31)     (0.31)       3.49   (25.80)
   1998        8.62       0.31         (2.91)        (2.60)       (0.96)     (0.96)       5.06   (31.48)
   1997       10.54       0.59         (1.92)        (1.33)       (0.59)     (0.59)       8.62   (12.97)
   1996       10.61       0.22          0.17          0.39        (0.46)     (0.46)      10.54     3.81

CLASS B
   2000 (a)    2.71       0.07         (0.04)         0.03           --         --        2.74     1.11
   2000        3.47       0.10         (0.86)        (0.76)          --**       --        2.71   (21.82)
   1999        4.99       0.11         (1.38)        (1.27)       (0.25)     (0.25)       3.47   (26.19)
   1998        8.45       0.25         (2.85)        (2.60)       (0.86)     (0.86)       4.99   (32.01)
   1997       10.38       0.54         (1.93)        (1.39)       (0.54)     (0.54)       8.45   (13.69)
   1996       10.41       0.18          0.16          0.34        (0.37)     (0.37)      10.38     3.36

CLASS C
   2000 (a)    2.61       0.07         (0.05)         0.02           --         --        2.63     0.77
   2000        3.32       0.09         (0.80)        (0.71)          --         --        2.61   (21.39)
   1999        4.80       0.10         (1.32)        (1.22)       (0.26)     (0.26)       3.32   (26.22)
   1998        8.31       0.23         (2.78)        (2.55)       (0.96)     (0.96)       4.80   (32.10)
   1997       10.24       0.57         (1.91)        (1.34)       (0.59)     (0.59)       8.31   (13.47)
   1996       10.41       0.44         (0.12)         0.32        (0.49)     (0.49)      10.24     3.30

CLASS R
   2000 (a)    2.71       0.09         (0.04)         0.05           --         --        2.76     1.85
   2000        3.48       0.14         (0.85)        (0.71)       (0.06)     (0.06)       2.71   (20.49)
   1999        5.05       0.15         (1.40)        (1.25)       (0.32)     (0.32)       3.48   (25.67)
   1998        8.62       0.33         (2.91)        (2.58)       (0.99)     (0.99)       5.05   (31.28)
   1997       10.53       0.82(b)      (2.13)        (1.31)       (0.60)     (0.60)       8.62   (12.83)
   1996       10.62       0.30          0.09          0.39        (0.48)     (0.48)      10.53     3.97


                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ------------------------------------------------------------
                                                Interest Expense
                             Net                  and Dividends
             Net Assets    Investment  Operating   on Securities
  Period       End of     Income to  Expenses to   Sold Short   Portfolio
   Ended       Period      Average    Average to     Average    Turnover
 April 30    (in 000's)   Net Assets  Net Assets    Net Assets    Rate
 --------    ----------   ----------  ----------    ----------  ---------
CAPITAL VALUE FUND
CLASS A
   2000 (a)   $ 26,907      5.71%(e)    2.03%(e)       0.02%(e)      0%
   2000         39,112      3.82        2.01           0.28         --
   1999         59,246      3.31        1.47           0.72        465
   1998         64,452      4.49        1.35           0.24        359
   1997        160,834      6.16        1.28           0.51        399
   1996        241,472      2.13(d)     0.75           0.18(d)      56

CLASS B
   2000 (a)      7,516      4.96(e)     2.78(e)        0.02(e)      --
   2000          7,936      3.04        2.78           0.28         --
   1999         13,752      2.46        2.21           0.85        465
   1998         26,235      3.74        2.10           0.24        359
   1997         64,671      5.52        2.03           0.50        399
   1996         81,786      1.70(d)     1.18(d)        0.19(d)      56

CLASS C
   2000 (a)      2,167      4.96(e)     2.78(e)        0.02(e)      --
   2000          2,366      3.07        2.71           0.28         --
   1999          5,014      2.54        2.18           0.78        465
   1998          8,029      3.70        2.08           0.21        359
   1997          7,271      6.02        2.07           0.47        399
   1996          3,531      1.71(d)     1.28(d)        0.18(d)      56

CLASS R
   2000 (a)          2      5.96(e)     1.78(e)        0.02(e)      --
   2000              5      4.13        1.61           0.23         --
   1999             29      3.56        1.24           0.72        465
   1998             28      4.73        1.11           0.26        359
   1997            117      8.65        1.19           0.38        399
   1996              1      2.28(d)     0.61(d)        0.17(d)      56
--------------------------------

(a) For ther period ended October 31,  2000; unaudited.
(b) Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(d) Not annualized.
(e) Annualized.
**  Amount is less than $0.01 per share.

                See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

GABELLI ASSET FUND _____________________________________________________________
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI GROWTH FUND ____________________________________________________________
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation.
(CLASS AAA-NO-LOAD)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI WESTWOOD EQUITY FUND ___________________________________________________
Seeks to invest primarily in the common stock of seasoned companies believed to have proven records and above average historical earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

GABELLI BLUE CHIP VALUE FUND____________________________________________________
Seeks long-term growth of capital through investment primarily in the common stocks of well-established, high quality companies that have market capitalizations of greater than $5 billion. (CLASS AAA-NO-LOAD)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI SMALL CAP GROWTH FUND___________________________________________________
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $500 million) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND___________________________________________
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                            PORTFOLIO MANAGER: LYNDA CALKIN, CFA

GABELLI WESTWOOD INTERMEDIATE BOND FUND_________________________________________
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                               PORTFOLIO MANAGER: PATRICIA FRAZE

GABELLI EQUITY INCOME FUND______________________________________________________
Seeks to invest primarily in equity securities with above market average yields. The Fund pays quarterly dividends and seeks a high level of total return with an emphasis on income.
(CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND__________________________________________________
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                             PORTFOLIO MANAGERS: SUSAN M. BYRNE & PATRICIA FRAZE

GABELLI WESTWOOD REALTY FUND____________________________________________________
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital appreciation. (CLASS AAA-NO-LOAD)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

GABELLI WESTWOOD MIGHTY MITESSM FUND____________________________________________
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                            TEAM MANAGED: MARIO J. GABELLI, CFA,
                           MARC J. GABELLI, LAURA K. LINEHAN AND WALTER K. WALSH
GABELLI VALUE FUND______________________________________________________________
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI UTILITIES FUND__________________________________________________________
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (CLASS AAA-NO-LOAD)
                                         PORTFOLIO MANAGER: TIMOTHY O'BRIEN, CFA

GABELLI ABC FUND________________________________________________________________
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI MATHERS FUND____________________________________________________________
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

GABELLI U.S. TREASURY MONEY MARKET FUND_________________________________________
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

GABELLI CASH MANAGEMENT CLASS OF
THE TREASURER'S FUND____________________________________________________________
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury bills, notes and bonds. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. GLOBAL SERIES

  GABELLI GLOBAL TELECOMMUNICATIONS FUND
  Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

  GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
  Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

  GABELLI GLOBAL GROWTH FUND
  Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's
  primary objective is capital appreciation. (MULTICLASS)           TEAM MANAGED

  GABELLI GLOBAL OPPORTUNITY FUND
  Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
  (MULTICLASS)                                                      TEAM MANAGED

GABELLI GOLD FUND_______________________________________________________________

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (CLASS AAA-NO-LOAD)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI INTERNATIONAL GROWTH FUND_______________________________________________
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

THE SIX FUNDS ABOVE INVEST IN FOREIGN SECURITIES WHICH INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE FUNDS LISTED ABOVE ARE DISTRIBUTED BY GABELLI & COMPANY, INC.

COMSTOCK CAPITAL VALUE FUND_____________________________________________________
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND__________________________________________________________
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER. CFA

--------------------------------------------------------------------------------
 TO RECEIVE A PROSPECTUS, CALL 1-800-GABELLI (422-3554). THE PROSPECTUS GIVES A
  MORE COMPLETE DESCRIPTION OF THE FUND, INCLUDING FEES AND EXPENSES. READ THE
             PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                              VISIT OUR WEBSITE AT:
                     WWW.GABELLI.COM OR, CALL: 1-800-GABELLI
         1-800-422-3554 [BULLET] 914-921-5100 [BULLET] FAX: 914-921-5118
                           [BULLET] INFO@GABELLI.COM
                    ONE CORPORATE CENTER, RYE, NEW YORK 10580

                            THE COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                     (Net Asset Value may be obtained daily
                         by calling 1-800-GABELLI after
                                   6:00 P.M.)

                               BOARD OF DIRECTORS

          M. Bruce Adelberg               Werner J. Roeder, MD
          CONSULTANT                      MEDICAL DIRECTOR
          MBA RESEARCH GROUP              LAWRENCE HOSPITAL

          Anthony J. Colavita             Robert M. Smith
          ATTORNEY-AT-LAW                 PRESIDENT AND DIRECTOR
          ANTHONY J. COLAVITA, P.C.       SMITH ADVISORS, LTD.

          Vincent D. Enright              Henry G. Van der Eb
          FORMER SENIOR VICE PRESIDENT    CHAIRMAN
          AND CHIEF FINANCIAL OFFICER,    THE COMSTOCK FUNDS, INC.
          KEYSPAN ENERGY CORP.

          Charles L. Minter               Anthony R. Pustorino
          FORMER CHAIRMAN AND             CERTIFIED PUBLIC ACCOUNTANT
          CHIEF EXECUTIVE OFFICER         PROFESSOR, PACE UNIVERSITY
          COMSTOCK PARTNERS, INC.

                                    OFFICERS

          Henry G. Van der Eb             Martin Weiner, CFA
          CHAIRMAN                        PORTFOLIO MANAGER
                                          AND PRESIDENT

          Bruce N. Alpert                 Charles L. Minter
          EXECUTIVE VICE PRESIDENT        PORTFOLIO MANAGER
          AND TREASURER                   AND DIRECTOR

          James E. McKee                  Carolyn Matlin
          SECRETARY                       VICE PRESIDENT

          Gus Coutsouros
          VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
GABCOMSA00SR


THE
COMSTOCK
FUNDS,
INC.

Comstock Capital Value Fund
Comstock Strategy Fund


                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2000